Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 433	$ 431